UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenues:
Total revenues	$ 55,563	$ 46,235	$ 149,648	$ 131,481
Costs:
Total cost	38,376	34,634	109,110	99,101
Gross profit	17,187	11,601	40,538	32,380
Operating expenses:
Research and development, net	726	323	1,832	887
Selling and marketing	2,384	1,993	7,096	6,106
General and administrative	5,041	4,025	13,966	11,522
Total operating expenses	8,151	6,341	22,894	18,515
Operating income	9,036	5,260	17,644	13,865
Gain on sale of equity investment	0	0	4,324	0
Interest expenses	(216)	(176)	(546)	(835)
Other financial income, net	273	206	92	(293)
Income before taxes on income	9,093	5,290	21,514	12,737
Provision for income taxes	1,759	821	3,815	1,624
Income before share of equity investment	7,334	4,469	17,699	11,113
Share in profits of equity investment of affiliated companies	343	372	1,449	983
Net income	$ 7,677	$ 4,841	$ 19,148	$ 12,096
Earnings per share
Basic	$ 0.59	$ 0.37	$ 1.47	$ 1.03
Diluted	$ 0.58	$ 0.37	$ 1.46	$ 1.02
Weighted average number of shares outstanding
Basic	12,998,137	12,911,050	12,989,582	11,776,747
Diluted	13,144,592	13,078,467	13,158,304	11,904,044
Products [Member]
Revenues:
Total revenues	$ 15,336	$ 12,617	$ 44,571	$ 37,804
Costs:
Total cost	10,338	9,170	31,207	26,613
Services [Member]
Revenues:
Total revenues	40,227	33,618	105,077	93,677
Costs:
Total cost	$ 28,038	$ 25,464	$ 77,903	$ 72,488